Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive Income on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total accumulated other comprehensive income [member]	Total equity [member]	Non-Controlling Interest in Subsidiaries [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2022			$ 317	$ 45,117	$ (359)	$ (5,129)	$ 5,168	$ 944	$ 928				$ 6,308	$ 17,744
Statement [Line Items]
Issued during the period													650
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														346
Issued under the Stock Option Plan														23
Treasury shares sold (purchased)														11
Issued to align capital position with increased regulatory requirements as announced by OSFI														3,360
Issued for the acquisition of Radicle Group Inc.														153
Stock option expense, net of options exercised			14
Net premium on sale of treasury shares			2
Impact from accounting policy changes (Note 1)				(974)
Net income attributable to bank shareholders	$ 133			133
Dividends on preferred shares and distributions payable on other equity instruments				(38)
Dividends on common shares				(1,015)
Equity issue expense and premium paid on redemption of preferred shares				(73)
Unrealized gains on fair value through OCI debt securities arising during the period					142
Reclassification to earnings of (gains) during the period	(6)	[1]			(6)
Gains on derivatives designated as cash flow hedges arising during the period	1,124	[2]				1,124
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	235	[3]				235
Unrealized (losses) on translation of net foreign operations	(850)						(850)
Unrealized gains on hedges of net foreign operations	23	[4]					23
(Losses) on remeasurement of pension and other employee future benefit plans	(64)	[5]						(64)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(410)	[6]							(410)
Other			2
Balance at End of Period at Jan. 31, 2023	73,826		335	43,150	(223)	(3,770)	4,341	880	518	$ 1,746	$ 73,826		6,958	21,637
Balance at beginning of period at Oct. 31, 2023	76,123		328	44,006	(464)	(5,448)	6,194	943	637			28	6,958	22,941
Statement [Line Items]
Issued during the period
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														439
Issued under the Stock Option Plan														33
Treasury shares sold (purchased)														(1)
Stock option expense, net of options exercised			12
Net premium on sale of treasury shares			11
Net income attributable to bank shareholders	1,292			1,290
Dividends on preferred shares and distributions payable on other equity instruments				(40)
Dividends on common shares				(1,095)
Unrealized gains on fair value through OCI debt securities arising during the period					271
Unrealized gains on fair value through OCI equity securities arising during the period					8
Reclassification to earnings of (gains) during the period	(5)	[1]			(5)
Gains on derivatives designated as cash flow hedges arising during the period	1,914	[2]				1,914
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	389	[3]				389
Unrealized (losses) on translation of net foreign operations	(1,880)						(1,880)
Unrealized gains on hedges of net foreign operations	327	[4]					327
(Losses) on remeasurement of pension and other employee future benefit plans	(91)	[5]						(91)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(427)	[6]							(427)
Net income attributable to non-controlling interest in subsidiaries	2											2
Other												(1)
Balance at End of Period at Jan. 31, 2024	$ 77,279		$ 351	$ 44,161	$ (190)	$ (3,145)	$ 4,641	$ 852	$ 210	$ 2,368	$ 77,250	$ 29	$ 6,958	$ 23,412

[1]	Net of income tax provision of $2 million, $nil million, $2 million for the three months ended.
[2]	Net of income tax (provision) recovery of $(729) million, $209 million, $(317) million for the three months ended.
[3]	Net of income tax (recovery) of $(147) million, $(143) million, $(104) million for the three months ended.
[4]	Net of income tax (provision) recovery of $(126) million, $186 million, $(59) million for the three months ended.
[5]	Net of income tax (provision) recovery of $35 million, $(5) million, $2 million for the three months ended.
[6]	Net of income tax (provision) recovery of $163 million, $(11) million, and $139 million for the three months ended.